Ashmore Emerging Markets Equity Opportunities Fund
Ashmore Emerging Markets Equity Opportunities Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C, Class T or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 128 of the Fund’s prospectus or from your financial advisor. Investors investing in the Fund through an intermediary should consult “Appendix A – Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ashmore Emerging Markets Equity Opportunities Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.25%	none	2.50%	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none
Redemption Fee		none	none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ashmore Emerging Markets Equity Opportunities Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management Fees		none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		4.67%	4.66%	4.67%	4.67%
Acquired Fund Fees and Expenses		1.28%	1.28%	1.28%	1.28%
Total Annual Fund Operating Expenses		6.20%	6.94%	6.20%	5.95%
Fee Waiver and/or Expense Reimbursement	[1]	(4.62%)	(4.61%)	(4.62%)	(4.62%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.58%	2.33%	1.58%	1.33%
[1]	Ashmore Investment Advisors Limited (the "Investment Manager"), has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund's Class A Shares exceed 0.30%, for the Fund's Class C Shares exceed 1.05%, for the Fund's Class T Shares exceed 0.30%, and for the Fund's Institutional Class Shares exceed 0.05% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before April 10, 2018 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio at the time of such recoupment is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example - Ashmore Emerging Markets Equity Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	677	1,878	3,050	5,859
Class C Shares	336	1,634	2,978	6,116
Class T Shares	407	1,642	2,848	5,738
Institutional Class Shares	135	1,357	2,556	5,455

Example: Assuming you do not redeem your shares
Expense Example, No Redemption - Ashmore Emerging Markets Equity Opportunities Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	677	1,878	3,050	5,859
Class C Shares	236	1,634	2,978	6,116
Class T Shares	407	1,642	2,848	5,738
Institutional Class Shares	135	1,357	2,556	5,455

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 15% (not annualized) of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing principally in Institutional Class shares of other series of Ashmore Funds that invest principally in emerging markets equity securities and equity-related investments (the "Underlying Equity Funds"). The Fund has the flexibility to allocate and reallocate its assets among the Underlying Equity Funds or individual securities, derivatives and other investments as the Investment Manager sees fit based on the factors it deems appropriate in order to pursue the Fund's investment objective and based on its assessment of then-existing market conditions, its investment outlook and other factors.

Please see the description of each of the Underlying Equity Funds in the section of this prospectus entitled "PRINCIPAL INVESTMENTS AND STRATEGIES OF EACH FUND" for additional information on the investment strategies of each of the Underlying Equity Funds.

In addition to its investments in the Underlying Equity Funds, the Fund may invest directly in the securities of other issuers, derivatives and other investments. The Fund expects to operate as a "fund of funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds. In addition to investing in the current Underlying Equity Funds, at the discretion of the Investment Manager and without shareholder approval, the Fund may invest in additional Underlying Equity Funds created in the future.

The Fund may utilize various derivative instruments and related strategies to gain exposure to one or more issuers or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts); futures and forward contracts, including contracts related to currencies; and swap agreements (including total return and interest rate swaps); other related instruments with respect to individual stocks and other securities, indices and baskets of securities, interest rates and currencies; participation notes; structured notes; exchange traded notes; and credit-linked notes as part of its principal investment strategies. The Fund may enter into foreign currency forward contracts as well as foreign currency futures and options contracts with respect to any currency in which it has existing investments or has contracted to make investments in an attempt to hedge currency exchange risk. The Fund expects to primarily use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities.

The Fund may also invest directly in foreign currencies for hedging or other investment purposes.

An Emerging Market Issuer is an issuer that is located in an Emerging Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., MSCI Emerging and Frontier Markets Index).

A Frontier Market Issuer is an issuer that is located in a Frontier Market Country, or an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Frontier Market Countries or that has at least 50% of its assets in one or more Frontier Market Countries.

Frontier Market countries are countries that either currently or in the future are represented in widely-recognized indices of frontier market securities or the Investment Manager considers the market to have frontier market characteristics in respect to economic, political, or market structure.

The Investment Manager manages the Fund principally to provide exposure through a single investment vehicle to various emerging markets equity strategies managed by the Investment Manager and Ashmore Equities Investment Management (US) LLC ("AEIM"), which are currently represented by the Underlying Equity Funds. In this regard, the Fund is designed to provide exposure to the investment approaches and strategies used for the Underlying Equity Funds, which are described elsewhere in this prospectus.

The Investment Manager, through its investment committee (the "Investment Committee"), makes asset allocation decisions for the Fund and may utilize an active approach to allocating and reallocating the Fund's assets among the Underlying Equity Funds or directly in securities of other issuers, derivatives and other instruments, as it sees fit based on its investment outlook, ongoing consideration of market conditions and other factors. In making asset allocation decisions, the Investment Manager utilizes a top-down approach, taking into account macro- and micro-economic factors, supplemented by bottom-up research. Macro-economic insights are based on the Investment Manager's economic research on Emerging Market Countries and Frontier Market Countries. Micro-economic insights are derived from an analysis of aggregate earnings, and country- and industry-specific factors, which include demand/supply, level of competition, regulatory environment and interest rates. Macro- and micro-economic insights are together used to identify areas within the investable universe that the Investment Manager believes exhibit attractive fundamentals. The Fund's portfolio of Underlying Equity Funds (and perhaps other investments noted above) is constructed to represent what the Investment Manager believes to offer attractive risk-adjusted upside potential. The Fund's active weighting among Underlying Equity Funds and perhaps other investments (and the countries, industries and sectors represented therein) reflects the Investment Manager's top-down preferences, which may vary significantly over time.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in the Underlying Equity Funds or in equity securities and other equity-related investments of Emerging Market Issuers and/or Frontier Market Issuers. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund's 80% investment policy. For example, futures contracts may be used to obtain investment exposure equal to a portion or all of the Fund's cash position.
Principal Risks
It is possible to lose money on an investment in the Fund. References below to investments include those held directly by the Fund and indirectly by Underlying Equity Funds in which the Fund invests, and the Fund will be subject to the related risks thereof even though the Fund may not hold the particular securities or instruments directly. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund’s Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are set forth below (in alphabetical order). In most cases, these are principal risks of investing in the Underlying Equity Funds and therefore risks of investing in the Fund itself.
  Allocation Risk: The Fund could lose money or perform less favorably than it otherwise would have as a result of the Investment Manager’s asset allocation decisions in determining how the Fund’s assets are allocated or reallocated among the Underlying Equity Funds or other investments;
  Banking Industry Risk: Investments in banking industry stocks, as compared to other industries in general, may be considered to be more volatile or riskier due to a number of factors including more extensive government regulation that may reduce profit potential for banks compared to other entities. Financial services institutions are often subject to extensive governmental regulation and, recently, government intervention and the potential for additional regulation, which may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain. The oversight of, and regulations applicable to, companies in the banking industry in emerging and frontier markets may be ineffective and underdeveloped relative to more developed markets. Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and caused certain financial services companies to incur large losses. The impact of recent or future regulation in various countries on any individual bank or on the sector as a whole cannot be predicted. In addition, the banking industries of emerging and frontier markets can be considered riskier than the U.S. banking industry;
  Convertible Securities Risk: Securities that are convertible into preferred or common stocks are subject to the risks of both debt and equity securities and the risk of changing in value at a different rate than the underlying stocks. Convertible securities are subject to greater levels of credit and liquidity risk, may be speculative and may decline in value due to changes in interest rates or an issuer’s or counterparty’s deterioration or default;
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund or an Underlying Equity Fund could lose money if the issuer or counterparty is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund’s exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s or an Underlying Equity Fund’s investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer;
  Financial Services Risk: Investments in issuers in the financial services sector are subject to various risks affecting financial services companies and the financial services sector generally. The values of investments in the financial services sector are particularly sensitive to changes in economic conditions, such as recessions and fluctuations in interest rates. Financial services companies may be exposed to leverage, which could magnify investment losses under adverse market conditions. Investments in the financial services sector are also subject to the risk that unexpected market, economic, political, regulatory or other events might lead to a decline in the value of most or all companies in the financial services sector. In addition, the financial services sector of emerging and frontier markets can be considered riskier than the U.S. financial services sector;
  Focused Investment Risk: Focusing a fund’s investments in a limited number of issuers, sectors or industries increases risk and the volatility of the value of a fund’s shares. The Fund may be particularly susceptible to economic, political, regulatory or other events affecting the issuers, sectors or industries to the extent the Fund or an Underlying Equity Fund focuses its investments;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund or an Underlying Equity Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Frontier Markets Risk: Frontier market countries are emerging market countries, but generally have smaller economies or less mature capital markets than more developed emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. The markets of frontier countries typically have low trading volumes and the potential for extreme price volatility and illiquidity. This volatility may be further heightened by the actions of a few major investors. For example, a substantial increase or decrease in cash flows of mutual funds investing in these markets could significantly affect local stock prices and, therefore, the net asset value of Fund or Underlying Equity Fund shares. These factors make investing in frontier countries significantly riskier than in other countries, including other emerging market countries, and any one of them could cause the net asset value of the Fund’s or an Underlying Equity Fund’s shares to decline;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting particular countries or regions to the extent the Fund or an Underlying Equity Fund focuses its investments in such countries or regions;
  Inflation/Deflation Risk: The value of the Fund’s or an Underlying Equity Fund’s investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund or an Underlying Equity Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company’s risks, and, in general, to a pro rata portion of that company’s fees and expenses in addition to fees and expenses charged directly by the Fund;
  IPO Risk: Securities offered in initial public offerings (“IPOs”) are subject to many of the same risks of investing in small companies and often to a heightened degree, their values may be highly volatile, they have no trading history and information about the issuer may have been available for only limited periods;
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services;
  Lack of Operating History Risk: The Fund does not have an operating history and may not achieve significant scale;
  Large Shareholder Risk: Shareholders of the Fund or an Underlying Equity Fund, such as institutional investors, may disrupt the efficient management of the Fund’s or an Underlying Equity Fund’s operations by purchasing or redeeming shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund’s or an Underlying Equity Fund’s investment portfolio and magnify the Fund’s investment losses or gains;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund’s investment return depends on the ability of the Investment Manager to manage the Fund’s portfolio successfully and the ability of the applicable investment manager to manage the portfolio of Underlying Equity Funds successfully; there is a risk that the Investment Manager or another applicable investment manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund or an Underlying Equity Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund or an Underlying Equity Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund or the Underlying Equity Funds in which it invests frequently trades its or their securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund’s investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk;
  Underlying Fund Risk: The Fund’s investment return will depend in part on the ability of the Underlying Equity Funds to achieve their respective investment objectives. Therefore, the Fund’s performance is closely related to the risks associated with the securities and other investments that are held by each of the Underlying Equity Funds in which the Fund invests; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund or an Underlying Equity Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance for their first full calendar year of operations and comparing the Fund’s performance to the performance of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A, Class C and Class T Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A, Class C and Class T performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. Class T Shares of the Fund were not outstanding during the periods shown. The bar chart does not reflect any sales loads applicable to Class A, Class C or Class T Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A, Class C and Class T Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class Ashmore Emerging Markets Equity Opportunities Fund % Total Return

The best calendar quarter return during the period shown above was 6.54% in the third quarter of 2016; the worst was -0.17 % in the fourth quarter of 2016.
Average Annual Total Return (For the period ended December 31, 2016)
Average Annual Total Returns - Ashmore Emerging Markets Equity Opportunities Fund	1-Year	Since Inception	Inception Date
Institutional Class	11.90%	6.80%	Nov. 23, 2015
Institutional Class | Return after taxes on distributions	11.20%	5.94%	Nov. 23, 2015
Institutional Class | Return after taxes on distributions and sale of Fund shares	7.05%	4.93%	Nov. 23, 2015
Institutional Class | MSCI EM NET (reflects no deduction for fees, expenses, or taxes)	11.19%	4.56%	Nov. 23, 2015
Class A	5.70%	1.45%	Nov. 23, 2015
Class C	9.70%	5.68%	Nov. 23, 2015
Class C | MSCI EM NET (reflects no deduction for fees, expenses, or taxes)	11.19%	4.56%	Nov. 23, 2015

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and will vary for Class A, Class C and Class T Shares.